CREDIT FACILITY WITH A BANK	9 Months Ended
Sep. 30, 2020
CREDIT FACILITY WITH A BANK
CREDIT FACILITY WITH A BANK

NOTE 4 — CREDIT FACILITY WITH A BANK

On August 11, 2020, the Company entered into a new credit line agreement with an Israeli commercial bank (the “Bank”), which replaced the credit agreement entered on February 9, 2020, under which the total credit line to be available until June 19, 2022 (subject to meeting certain terms, as set forth in the agreement) under the credit facility will be $20 million, comprised of: (i) up to $13 million in long-term or short-term loan (the “Loan”); and (ii) up to $7 million of short-term credit facility( the “Revolving Credit Line”).

The key terms of the credit facility are as follows:

•

The first $10 million of the Loan will bear interest at the annual interest rate of the quarterly dollar LIBOR rate plus 5.3% and the remaining $3 million, if drawn, will bear annual interest of the quarterly dollar LIBOR rate plus 6.8%. The long-term loan is repayable in equal quarterly installments over three years from the date of the draw. Each short-term loan will be repayable within a period of up to 90 days.

•

The draw under the Revolving Credit Line can be denominated in U.S. dollar (“dollar”) or in NIS, and if denominated in dollar, bears interest at the annual interest rate of the quarterly dollar LIBOR rate plus 4.%. The amount that can be drawn under the Revolving Credit line depends on meeting a ratio of 125% between the balance of accounts receivable and the amount drawn. Each draw will be repayable within a period of up to 90 days.

•

The right to make any draws, whether under the Loan or the Revolving Credit Line, is conditioned upon the Company having cash balances in its account with the Bank of not less than 30% of the total amount drawn for draws of up to $10 million in the aggregate and 40% of the aggregate amount exceeding $10 million.

As of September 30, 2020, the Company had a total outstanding principal amount of $5.0 million out of the Revolving Credit Line. No amount was drawn under the Loan as of such date.

In order to secure its obligations to the Bank, the Company pledged and granted to the bank a first priority floating charge on all of its assets and a first priority fixed charge on (i) its intellectual property, goodwill, holdings in its subsidiaries and certain other, immaterial, assets; and (ii) all of the assets of the  Company’s U.S. Subsidiary.